Description of Business	6 Months Ended
Jun. 30, 2024
Description of Business
Description of Business

Note 1 - Description of Business

Calliditas Therapeutics AB (publ) (“Calliditas” or the “Parent Company”), with corporate registration number 556659-9766, and its subsidiaries (collectively, the “Group”) conducts commercial and development activities in pharmaceuticals. These interim condensed consolidated financial statements encompass the Group, domiciled in Stockholm, Sweden, and its subsidiaries for the six months ended June 30, 2024 and 2023.

Calliditas is a Swedish public limited company registered in and with its registered office in Stockholm. The registered address of the corporate headquarters is Kungsbron 1, D5, Stockholm, Sweden. Calliditas is listed at Nasdaq Stockholm in the Mid Cap segment with ticker “CALTX” and, in the form of ADSs, on the Nasdaq Global Select Market in the United States with the ticker “CALT”.

These interim condensed consolidated financial statements were approved by the Board of Directors (the “Board”) for publication on August 13, 2024.

This report may include forward-looking statements. Actual outcomes may deviate from what has been stated. Internal factors such as successful management of research projects, and intellectual property rights may affect future results. There are also external conditions, (e.g. the economic climate, political changes, and competing research projects) that may affect the Group’s results.

Public offer by Asahi Kasei Corporation

A public cash offer is made by Asahi Kasei Corporation, to acquire all shares in Calliditas for SEK 208 in cash per Share. The offer includes also a concurrent offer by the Asahi Kasei Corporation to acquire all American Depositary Shares, each representing two Shares in Calliditas, for SEK 416 in cash per ADS, which will be conducted pursuant to the securities rules of the United States. The total value of the offer corresponds to SEK 11,164 million. The acceptance period of the offer was set to July 18, 2024 and expire on or around August 30, 2024, subject to any extensions. For more information, see pressrelease published on Calliditas website May 28, 2024 08:30 CET.